Equipment on Operating Leases - Changes in Cost, Accumulated Depreciation and Impairment Losses, and the Carrying Amounts of Equipment on Operating Leases (Detail) - Equipment on operating leases [member] - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2026		Mar. 31, 2025
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	¥ 5,748,187
Ending balance	6,433,793		¥ 5,748,187
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7,091,119		6,678,707
Additions	2,764,248		3,134,025
Sales or disposal	(2,211,986)		(2,608,962)
Exchange differences on translating foreign operations	436,078		(112,651)
Other
Ending balance	8,079,459		7,091,119
Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,342,932)		(1,475,939)
Depreciation	(954,102)		(876,860)
Sales or disposal	815,485		1,020,755
Exchange differences on translating foreign operations	(78,931)		21,499
Other	(85,186)	[1]	(32,387)
Ending balance	¥ (1,645,666)		¥ (1,342,932)

[1]	Other for the year ended March 31, 2026 includes impairment losses on leased electric vehicles, mainly due to declines in estimated end of term residual values.